Document And Entity Information	12 Months Ended
	Jun. 30, 2013	Oct. 02, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	ONTARIO SOLAR ENERGY CORPORATION
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		11,541,666
Amendment Flag	false
Entity Central Index Key	0001485541
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY